CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CNY (¥) ¥ / shares shares
Revenues	$ 9,301,722	¥ 65,760,651		¥ 102,384,327		¥ 84,712,046
Cost of revenues	6,528,433	46,154,255		72,518,963		80,561,861
Gross profit	2,773,289	19,606,396		29,865,364		4,150,185
Selling and distribution expenses	624,835	4,417,413		9,076,266		8,013,353
General and administrative expenses	3,694,644	26,120,099		41,288,351		34,687,317
Provision for (net recovery of) doubtful accounts	311,685	2,203,531		610,776		(841,242)
Research and development expenses	996,132	7,042,385		3,133,545		3,215,653
Operating expenses	5,627,296	39,783,428		54,108,938		45,075,081
Loss from operations	(2,854,007)	(20,177,032)		(24,243,574)		(40,924,896)
Other income (expenses)
Subsidy income	171,197	1,210,318		1,149,016		371,650
Interest income	7,744	54,746		40,391		68,028
Interest expense	(205,367)	(1,451,890)		(1,589,045)		(897,521)
Income (loss) from investment in unconsolidated entity	65,473	462,879		(959,905)		0
Impairment loss of investment in unconsolidated entity				0		4,037,736
Foreign exchange transaction gain (loss)	(2,506)	(17,720)		56,603		(4,068)
Other income	11,092	78,417		162,585		65,539
Other income (expense), net	47,633	336,750		(1,140,355)		(4,434,108)
Loss before income tax	(2,806,374)	(19,840,282)		(25,383,929)		(45,359,004)
Income tax expenses	39,934	282,322		398,477		16,230
Net loss	(2,846,308)	(20,122,604)	$ (3,646,870)	(25,782,406)	$ (6,418,242)	(45,375,234)
Less: Net loss attributable to non-controlling interests	(123,895)	(875,903)		(426,501)		(1,302,913)
Net loss attributable to Recon Technology, Ltd	(2,722,413)	(19,246,701)		(25,355,905)		(44,072,321)
Comprehensive loss
Net loss	(2,846,308)	(20,122,604)	$ (3,646,870)	(25,782,406)	$ (6,418,242)	(45,375,234)
Foreign currency translation adjustment	(11,911)	(84,205)		1,393,843		1,765,249
Comprehensive loss	(2,858,219)	(20,206,809)		(24,388,563)		(43,609,985)
Less: Comprehensive loss attributable to non- controlling interests	(123,895)	(875,903)		(426,501)		(1,302,913)
Comprehensive loss attributable to Recon Technology, Ltd	$ (2,734,324)	¥ (19,330,906)		¥ (23,962,062)		¥ (42,307,072)
Loss per common share - basic and diluted | (per share)	$ (0.59)	¥ (4.16)		¥ (6.49)		¥ (19.19)
Weighted - average shares -basic and diluted | shares	4,624,615	4,624,615	3,908,833	3,908,833	2,296,693	2,296,693
Related Party
Revenues				¥ 3,726,894		¥ 577,009
Cost of revenues				2,202,765		464,027
Third Party [Member]
Revenues	$ 9,301,722	¥ 65,760,651		98,657,433		84,135,037
Cost of revenues	6,528,433	46,154,255		70,316,198		¥ 80,097,834
Provision for (net recovery of) doubtful accounts	$ 311,775	¥ 2,204,170		¥ 392,929